SUBSEQUENT EVENT (Details Narrative) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	1 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jul. 19, 2022 USD ($) $ / shares	Jul. 19, 2022 CNY (¥)
Yunnan Shengshengyuan Technology [Member]
Subsequent Event [Line Items]
Aggregate purchase price			$ 6,680	¥ 45,082,600
Exchange rate per share			$ 6.75
Equity Transfer Agreement [Member] | Yunnan Shengshengyuan Technology [Member]
Subsequent Event [Line Items]
Equity ownership percentage			95.00%	95.00%
Equity Transfer Agreement [Member] | Yun Chen [Member]
Subsequent Event [Line Items]
Equity ownership percentage			5.00%	5.00%
Supplemental Agreement [Member] | Yunnan Shengshengyuan Technology [Member]
Subsequent Event [Line Items]
Reduction of purchase price	$ 4,420	¥ 31,557,820